Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 29, 2014		Mar. 30, 2013		Mar. 31, 2012
Statement Of Income And Comprehensive Income [Abstract]
Net (loss) income	$ (5,801)		$ 1,513		$ 219
Other comprehensive loss:
Foreign currency translation adjustments	(2,006)	[1]	(501)	[1]	(11)	[1]
Total comprehensive (loss) income	$ (7,807)		$ 1,012		$ 208

[1]	The change in Cumulative translation adjustments is not due to reclassifications out of accumulated other comprehensive income (loss).